BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS ALL-CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—98.0%
Communication Services—3.7%
Activision Blizzard, Inc.	91,685	$5,372,741
Alphabet, Inc., Class A*	8,237	23,376,194
Electronic Arts, Inc.	29,623	3,679,769
Interpublic Group of Cos., Inc., (The)(a)	303,084	10,059,358
Meta Platforms, Inc., Class A*	41,119	13,341,471
NetEase, Inc. - ADR	93,156	10,035,696
Omnicom Group, Inc.(a)	62,089	4,179,210
		70,044,439
Consumer Discretionary—8.8%
AutoZone, Inc.*	9,093	16,522,618
Dollar General Corp.	46,390	10,266,107
Foot Locker, Inc.	298,828	13,638,510
Harley-Davidson, Inc.	245,467	8,991,456
International Game Technology PLC	193,895	5,239,043
Lear Corp.	49,501	8,305,773
LKQ Corp.	364,098	20,353,078
Magna International, Inc.	66,509	5,004,137
Mohawk Industries, Inc.*	80,037	13,435,811
NVR, Inc.*(a)	4,001	20,906,585
Polaris, Inc.(a)	110,319	12,332,561
Tempur Sealy International, Inc.	30,994	1,327,783
Travel + Leisure Co.	91,051	4,481,530
Ulta Beauty, Inc.*	14,617	5,612,197
Whirlpool Corp.(a)	66,753	14,534,798
Wyndham Hotels & Resorts, Inc.(a)	79,472	6,316,435
		167,268,422
Consumer Staples—1.6%
Altria Group, Inc.	119,060	5,076,719
Coca-Cola European Partners PLC	100,745	4,973,781
Keurig Dr Pepper, Inc.	163,760	5,566,202
Nomad Foods Ltd.*(a)	299,847	7,163,345
Philip Morris International, Inc.	90,712	7,795,789
		30,575,836
Energy—6.5%
BP PLC - SP ADR	197,306	5,122,064
Canadian Natural Resources Ltd.	250,750	10,235,615
ChampionX Corp.*	135,618	2,767,963
ConocoPhillips	174,594	12,244,277
Devon Energy Corp.	250,697	10,544,316
Diamondback Energy, Inc.	146,880	15,676,502
EOG Resources, Inc.	151,541	13,184,067
Helmerich & Payne, Inc.	88,246	1,981,123
Marathon Oil Corp.	786,263	12,179,214
Phillips 66	69,758	4,825,161
Pioneer Natural Resources Co.	51,664	9,212,725
Royal Dutch Shell PLC, Class A - SP ADR	140,112	5,890,308
Schlumberger Ltd.	366,119	10,500,293
Whiting Petroleum Corp.*	166,719	10,785,052
		125,148,680
Financials—23.6%
Aflac, Inc.	282,889	15,315,610
Alleghany Corp.*	22,034	14,253,354
Allstate Corp., (The)	83,679	9,097,581
American International Group, Inc.	529,699	27,862,167
Aon PLC, Class A	40,131	11,869,546
Bank of America Corp.	1,129,647	50,235,402
Charles Schwab Corp., (The)	327,346	25,333,307
Chubb Ltd.	112,570	20,202,938
Citigroup, Inc.	387,836	24,705,153
Discover Financial Services	104,752	11,297,503
Fifth Third Bancorp	232,365	9,794,185
Globe Life, Inc.	122,079	10,564,717
Goldman Sachs Group, Inc., (The)	66,192	25,218,490
Huntington Bancshares, Inc.	737,259	10,940,924
JPMorgan Chase & Co.	245,120	38,932,410
KeyCorp	1,094,966	24,571,037
Loews Corp.	298,037	15,933,058
Markel Corp.*	6,437	7,691,056
Renaissance Holdings Ltd.	95,501	14,717,659
Synchrony Financial	230,933	10,343,489
Travelers Cos., Inc., (The)	76,407	11,228,009
Truist Financial Corp.	375,327	22,260,644
Wells Fargo & Co.	472,020	22,553,116
White Mountains Insurance Group Ltd.	14,298	14,339,464
		449,260,819
Health Care—22.1%
AbbVie, Inc.	257,825	29,722,066
AmerisourceBergen Corp.	108,388	12,545,911
Amgen, Inc.	96,235	19,139,217
Anthem, Inc.	58,557	23,787,610
Avantor, Inc.*(a)	545,704	21,544,394
Biogen, Inc.*	46,164	10,882,701
Centene Corp.*	288,858	20,627,350
Change Healthcare, Inc.*	344,979	6,996,174
Cigna Corp.	43,100	8,270,890
Humana, Inc.	35,207	14,776,730
Johnson & Johnson	343,513	53,563,982
McKesson Corp.	114,928	24,911,793
Medtronic PLC	326,669	34,855,582
Merck & Co., Inc.	282,378	21,152,936
Molina Healthcare, Inc.*	34,295	9,780,248
Novartis AG - SP ADR	256,181	20,417,626
Pfizer, Inc.	717,803	38,567,555
Roche Holding AG - SP ADR	210,757	10,280,727
UnitedHealth Group, Inc.	63,604	28,254,169
Zimmer Biomet Holdings, Inc.	86,029	10,289,068
		420,366,729
Industrials—15.7%
Advanced Drainage Systems, Inc.	52,313	6,471,641
Allegion PLC	46,839	5,791,174
Allison Transmission Holdings, Inc.	186,542	6,452,488
Altra Industrial Motion Corp.	92,054	4,852,166
AMETEK, Inc.	80,567	10,997,396
Boeing Co., (The)*	79,813	15,791,002
BWX Technologies, Inc.	306,585	14,624,105
Caterpillar, Inc.	37,740	7,297,029
Curtiss-Wright Corp.	95,526	12,019,081
Dover Corp.	70,229	11,507,022
Eaton Corp., PLC	61,402	9,950,808
EnerSys	66,238	4,907,573
Expeditors International of Washington, Inc.	73,098	8,890,179
General Dynamics Corp.	52,175	9,859,510
Howmet Aerospace, Inc.	440,429	12,389,268
Huron Consulting Group, Inc.*	137,895	6,300,423
Landstar System, Inc.	40,184	6,773,013
Leidos Holdings, Inc.	96,485	8,481,996
ManpowerGroup, Inc.	46,808	4,195,401
Masco Corp.(a)	153,036	10,085,072
Oshkosh Corp.	52,719	5,672,564
Owens Corning	108,408	9,197,335
PACCAR, Inc.	101,724	8,485,816
Resideo Technologies, Inc.*	200,493	5,230,862
Robert Half International, Inc.	83,622	9,296,258
Science Applications International Corp.	173,021	14,514,732
Sensata Technologies Holding PLC*	146,577	8,164,339
Textron, Inc.	183,513	12,992,720
United Parcel Service, Inc., Class B	68,773	13,642,500
WESCO International, Inc.*	150,501	18,681,689
Westinghouse Air Brake Technologies Corp.	172,093	15,276,696
		298,791,858
Information Technology—12.6%
Amdocs Ltd.	115,320	8,051,642
Analog Devices, Inc.	39,491	7,118,253
Arrow Electronics, Inc.*	85,708	10,426,378
Belden, Inc.	72,104	4,446,654
Cisco Systems, Inc.	305,283	16,741,720
Cognizant Technology Solutions Corp., Class A	248,178	19,352,920
Fidelity National Information Services, Inc.	135,460	14,155,570
FleetCor Technologies, Inc.*	65,076	13,479,192
Flex Ltd.*	548,311	9,376,118
Global Payments, Inc.	155,650	18,528,576
Hewlett Packard Enterprise Co.	396,217	5,685,714
Jabil, Inc.	231,683	13,544,188
NortonLifeLock, Inc.	225,975	5,615,479
Oracle Corp.	247,640	22,470,854
Qorvo, Inc.*	102,961	15,055,987
QUALCOMM, Inc.	166,074	29,986,321
SS&C Technologies Holdings, Inc.	171,365	13,080,290
TE Connectivity Ltd.	64,426	9,917,094
Western Digital Corp.*	60,228	3,483,588
		240,516,538
Materials—3.4%
Cemex SAB de CV - SP ADR*	725,045	4,459,027
Corteva, Inc.	244,997	11,024,865
CRH PLC - SP ADR	202,662	9,865,586
DuPont de Nemours, Inc.	155,397	11,493,162
FMC Corp.	136,906	13,716,612
Ingevity Corp.*	64,754	4,656,460
Mosaic Co., (The)	142,136	4,863,894
Trinseo PLC	115,243	5,442,927
		65,522,533
TOTAL COMMON STOCKS
(Cost $1,235,614,512)		1,867,495,854
RIGHTS—0.0%
Information Technology—0.0%
CVR Banctec Inc. - Escrow Shares*‡	14,327	0
TOTAL RIGHTS
(Cost $0)		0

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—2.1%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10%(b)	39,813,882	39,813,882
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $39,813,882)		39,813,882
SHORT-TERM INVESTMENTS—1.7%
U.S. Bank Money Market Deposit Account, 0.01%(b)	32,058,087	32,058,087
TOTAL SHORT-TERM INVESTMENTS
(Cost $32,058,087)		32,058,087
TOTAL INVESTMENTS—101.8%
(Cost $1,307,486,481)		1,939,367,823
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.8)%		(35,166,656)
NET ASSETS—100.0%		$1,904,201,167

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2021, the market value of securities on loan was $38,106,692.
(b)	The rate shown is as of November 30, 2021.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of November 30, 2021, these securities amounted to $0 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS ALL-CAP VALUE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners All-Cap Value Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$70,044,439	$70,044,439	$-	$-		$-
Consumer Discretionary	167,268,422	167,268,422	-	-		-
Consumer Staples	30,575,836	30,575,836	-	-		-
Energy	125,148,680	125,148,680	-	-		-
Financials	449,260,819	449,260,819	-	-		-
Health Care	420,366,729	420,366,729	-	-		-
Industrials	298,791,858	298,791,858	-	-		-
Information Technology	240,516,538	240,516,538	-	-		-
Materials	65,522,533	65,522,533	-	-		-
Rights	-	-	-	-	**	-
Investments Purchased with Proceeds from Securities Lending Collateral	39,813,882	-	-	-		39,813,882
Short-Term Investments	32,058,087	32,058,087	-	-		-
Total Assets	$1,939,367,823	$1,899,553,941	$-	$-	**	$39,813,882

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

** Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2021, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.